SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
January 1,	$ 1,726	$ 2,358
Charged to costs and expenses relating to new sales	3,189	368
Costs of product warranty claims	(2,996)	(844)
Foreign currency translation adjustments	20	(156)
December 31,	$ 1,939	$ 1,726